Consolidated Schedule of Investments (unaudited) July 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 4.3%
iShares MSCI India ETF(j)		194,981	$6,434,373

Total Common Stocks — 4.3% (Cost — $6,370,926)			6,434,373

		Par (000)

Corporate Bonds — 3.3%

British Virgin Islands — 0.3%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	200	198,312
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20		100	102,438
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	212,589

			513,339

Chile — 2.2%
Banco del Estado de Chile, 4.13%, 10/07/20		100	102,281
Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22	CLP	2,082,530	3,193,433

			3,295,714

China — 0.1%
China Minmetals Corp., 3.75%(a)(b)	USD	200	198,875

Hungary — 0.1%
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	208,500

Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III:
3.40%, 03/29/22		200	203,250
4.35%, 09/10/24		200	212,708

			415,958

Malaysia — 0.2%
Petroliam Nasional Bhd, 7.63%, 10/15/26		100	130,150
Petronas Capital Ltd., 7.88%, 05/22/22		150	171,281

			301,431

Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		100	123,687

Total Corporate Bonds — 3.3% (Cost — $5,097,649)			5,057,504

Security		Par (000)	Value

Foreign Agency Obligations — 46.8%

Argentina — 4.7%
Argentine Republic Government International Bond:
6.88%, 04/22/21	USD	700	$630,700
5.63%, 01/26/22		600	519,000
7.50%, 04/22/26		1,350	1,159,734
6.88%, 01/26/27		3,000	2,478,750
6.63%, 07/06/28		150	120,797
8.28%, 12/31/33		624	536,082
7.13%, 07/06/36		350	275,625
5.25%, 12/31/38(c)		1,300	781,625
7.63%, 04/22/46		300	241,313
7.13%, 06/28/17		500	383,906

			7,127,532

Brazil — 3.3%
Brazilian Government International Bond:
4.88%, 01/22/21		600	624,000
2.63%, 01/05/23		500	498,125
4.25%, 01/07/25		400	422,375
6.00%, 04/07/26		440	507,925
4.63%, 01/13/28		600	637,125
7.13%, 01/20/37		500	640,781
5.63%, 01/07/41		300	334,969
5.00%, 01/27/45		700	724,719
5.63%, 02/21/47		500	557,031

			4,947,050

Chile — 0.1%
Chile Government International Bond, 3.13%, 01/21/26		200	208,375

Colombia — 3.0%
Colombia Government International Bond:
4.38%, 07/12/21		400	414,875
2.63%, 03/15/23		200	200,000
4.00%, 02/26/24		200	210,050
8.13%, 05/21/24		100	123,312
4.50%, 01/28/26		400	431,800
3.88%, 04/25/27		600	626,100
7.38%, 09/18/37		400	551,875
6.13%, 01/18/41		400	500,250
5.63%, 02/26/44		400	478,625
5.00%, 06/15/45		900	999,000

			4,535,887

Hungary — 1.9%
Hungary Government International Bond:
6.38%, 03/29/21		650	690,540
5.38%, 02/21/23		498	546,555
5.75%, 11/22/23		400	451,625

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary (continued)
5.38%, 03/25/24	USD	600	$671,812
7.63%, 03/29/41		300	475,688

			2,836,220

Indonesia — 4.9%
Indonesia Government International Bond:
4.88%, 05/05/21		300	312,187
3.75%, 04/25/22		400	411,750
3.38%, 04/15/23		400	408,875
5.88%, 01/15/24		400	451,500
4.13%, 01/15/25		400	423,750
4.75%, 01/08/26		400	439,000
4.35%, 01/08/27		400	432,125
7.75%, 01/17/38		400	582,500
5.25%, 01/17/42		200	231,938
4.63%, 04/15/43		300	322,969
6.75%, 01/15/44		400	551,500
5.13%, 01/15/45		400	458,875
5.95%, 01/08/46		200	254,000
5.25%, 01/08/47		400	467,750
Indonesia Treasury Bond, 7.00%, 05/15/27	IDR	23,913,000	1,670,174

			7,418,893

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 5.13%, 07/21/25	USD	200	225,200

Malaysia — 0.1%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	199,188

Mexico — 6.1%
Mexican Udibonos, 4.50%, 12/04/25	MXN	30,243	1,686,148
Mexico Government International Bond:
3.50%, 01/21/21	USD	250	254,375
3.63%, 03/15/22		500	514,531
4.00%, 10/02/23		500	524,688
3.60%, 01/30/25		400	409,800
4.13%, 01/21/26		600	627,300
4.15%, 03/28/27		600	624,600
6.75%, 09/27/34		300	385,406
6.05%, 01/11/40		600	720,900
4.75%, 03/08/44		700	725,156
5.55%, 01/21/45		550	637,141
4.60%, 01/23/46		600	607,687
4.35%, 01/15/47		400	392,000
4.60%, 02/10/48		400	407,000

Security		Par (000)	Value

Mexico (continued)
5.75%, 10/12/10	USD	600	$653,625

			9,170,357

Panama — 1.4%
Panama Government International Bond:
4.00%, 09/22/24		200	212,250
7.13%, 01/29/26		350	437,281
3.88%, 03/17/28		400	427,875
9.38%, 04/01/29		100	150,125
6.70%, 01/26/36		500	688,125
4.30%, 04/29/53		200	220,125

			2,135,781

Peru — 1.2%
Peruvian Government International Bond:
7.35%, 07/21/25		400	510,375
4.13%, 08/25/27		200	222,562
6.55%, 03/14/37		300	426,750
5.63%, 11/18/50		500	694,844

			1,854,531

Philippines — 3.0%
Philippine Government International Bond:
4.00%, 01/15/21		300	306,844
4.20%, 01/21/24		200	215,125
5.50%, 03/30/26		200	235,750
9.50%, 02/02/30		450	723,516
7.75%, 01/14/31		500	738,906
6.38%, 01/15/32		300	406,031
6.38%, 10/23/34		400	561,250
5.00%, 01/13/37		200	251,625
3.95%, 01/20/40		400	449,000
3.70%, 03/01/41		200	218,562
3.70%, 02/02/42		400	438,500

			4,545,109

Poland — 0.7%
Poland Government International Bond:
5.13%, 04/21/21		300	314,718
3.00%, 03/17/23		300	307,688
3.25%, 04/06/26		400	420,516

			1,042,922

Romania — 1.0%
Romanian Government International Bond:
4.38%, 08/22/23		800	847,250
4.88%, 01/22/24		400	431,375

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania (continued)
6.13%, 01/22/44	USD	200	$253,563

			1,532,188

Russia — 4.7%
Russian Foreign Bond — Eurobond:
5.00%, 04/29/20		300	306,450
4.50%, 04/04/22		400	417,200
4.88%, 09/16/23		800	859,200
4.75%, 05/27/26		600	645,000
4.25%, 06/23/27		600	626,100
7.50%, 03/31/30(c)		1,800	2,030,063
5.63%, 04/04/42		400	472,800
5.88%, 09/16/43		200	244,600
5.25%, 06/23/47		1,400	1,573,250

			7,174,663

South Africa — 2.8%
Republic of South Africa Government International Bond:
5.50%, 03/09/20		300	304,500
5.88%, 05/30/22		100	106,625
4.67%, 01/17/24		300	310,125
5.88%, 09/16/25		200	216,875
4.88%, 04/14/26		200	204,812
4.30%, 10/12/28		500	483,906
5.38%, 07/24/44		200	195,688
5.00%, 10/12/46		200	189,250
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	29,186	2,251,014

			4,262,795

South Korea — 1.4%
Inflation Linked Korea Treasury Bond, 1.13%, 06/10/23	KRW	2,442,176	2,146,488

Turkey — 4.2%
Turkey Government International Bond:
7.00%, 06/05/20	USD	450	460,969
5.63%, 03/30/21		400	408,000
5.13%, 03/25/22		200	200,250
6.25%, 09/26/22		500	509,531
3.25%, 03/23/23		250	231,563
5.75%, 03/22/24		500	494,375
7.38%, 02/05/25		500	527,344
4.25%, 04/14/26		200	178,250
4.88%, 10/09/26		500	457,188
6.00%, 03/25/27		400	388,125
11.88%, 01/15/30		300	407,625
6.75%, 05/30/40		300	287,531
6.00%, 01/14/41		500	439,531
4.88%, 04/16/43		600	472,500
6.63%, 02/17/45		400	375,500

Security		Par (000)	Value

Turkey (continued)
5.75%, 05/11/47	USD	600	$507,187

			6,345,469

Ukraine — 1.3%
Ukraine Government International Bond:
7.75%, 09/01/20		400	413,250
7.75%, 09/01/21		200	209,400
7.75%, 09/01/23		400	427,600
7.75%, 09/01/24		100	106,750
7.75%, 09/01/26		100	105,500
7.75%, 09/01/27		100	105,688
7.38%, 09/25/32		600	609,937

			1,978,125

Uruguay — 0.2%
Uruguay Government International Bond:
7.88%, 01/15/33(d)		100	145,938
4.13%, 11/20/45		100	102,875

			248,813

Venezuela — 0.6%
Venezuela Government International Bond(e)(f)(g):
7.75%, 10/13/19		430	60,200
6.00%, 12/09/20		345	48,300
12.75%, 08/23/22		732	102,480
9.00%, 05/07/23		350	49,000
8.25%, 10/13/24		655	91,700
7.65%, 04/21/25		290	40,600
11.75%, 10/21/26		766	107,240
9.25%, 09/15/27		1,050	147,000
9.25%, 05/07/28		700	98,000
11.95%, 08/05/31		415	58,100
9.38%, 01/13/34		275	38,500
7.00%, 03/31/38		200	28,000

			869,120

Total Foreign Agency Obligations — 46.8% (Cost — $70,962,674)			70,804,706

Total Long-Term Investments — 54.4% (Cost — $82,431,249)			82,296,583

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 43.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(h)(i)(j)	65,718,170	$65,718,170

Total Short-Term Securities — 43.5% (Cost — $65,718,170)		65,718,170

Total Investments — 97.9% (Cost — $148,149,419)		148,014,753

Other Assets Less Liabilities — 2.1%		3,198,389

Net Assets — 100.0%		$151,213,142

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Perpetual security with no stated maturity date.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(j)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,979,824	35,738,346	(b)	—	65,718,170	$65,718,170	$912,506	$—	$—
iShares MSCI India ETF	277,300	32,399		(114,718)	194,981	6,434,373	121,016	102,590	700,671

						$72,152,543	$1,033,522	$102,590	$700,671

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

Currency Abbreviations (continued)

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

RUB	New Russian Ruble

RON	Romanian New Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	716,000	EUR	648,178	Barclays Bank PLC	08/22/19	$2,367
CHF	6,331,000	EUR	5,711,007	Morgan Stanley & Co. International PLC	08/22/19	43,436
EUR	2,910,624	NOK	28,045,000	BNP Paribas S.A.	08/22/19	58,808
EUR	353,908	NOK	3,464,000	Goldman Sachs International	08/22/19	1,055
EUR	1,384,070	NOK	13,342,000	Goldman Sachs International	08/22/19	27,293
EUR	434,560	SEK	4,642,000	Goldman Sachs International	08/22/19	628
JPY	61,719,000	USD	568,065	Barclays Bank PLC	08/22/19	75
PHP	17,197,000	USD	337,348	JPMorgan Chase Bank N.A.	08/22/19	199
RON	5,556,000	EUR	1,170,222	Citibank N.A.	08/22/19	2,830
TRY	2,257,000	USD	387,718	Citibank N.A.	08/22/19	13,301
USD	353,987	AUD	503,000	Deutsche Bank AG	08/22/19	9,753
USD	459,365	AUD	666,000	Goldman Sachs International	08/22/19	3,580
USD	41,990	BRL	158,000	BNP Paribas S.A.	08/22/19	644
USD	1,244,043	CAD	1,633,000	Goldman Sachs International	08/22/19	6,227
USD	308,824	CLP	214,293,000	BNP Paribas S.A.	08/22/19	4,408
USD	1,867,905	CLP	1,272,155,000	Morgan Stanley & Co. International PLC	08/22/19	60,735
USD	2,894,818	EUR	2,596,000	Goldman Sachs International	08/22/19	16,468
USD	3,117,163	GBP	2,481,339	Citibank N.A.	08/22/19	96,681
USD	771,841	GBP	618,000	HSBC Bank PLC	08/22/19	19,562
USD	483,888	INR	33,457,000	JPMorgan Chase Bank N.A.	08/22/19	23
USD	246,904	INR	17,027,000	Morgan Stanley & Co. International PLC	08/22/19	655
USD	1,028,436	JPY	111,508,000	Goldman Sachs International	08/22/19	1,975
USD	4,920,465	JPY	531,195,000	HSBC Bank PLC	08/22/19	30,672

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,545,543	JPY	166,807,000	JPMorgan Chase Bank N.A.	08/22/19	$10,040
USD	770,581	KRW	909,847,000	BNP Paribas S.A.	08/22/19	4,451
USD	1,902,832	KRW	2,241,137,000	JPMorgan Chase Bank N.A.	08/22/19	15,698
USD	248,089	MXN	4,758,000	Goldman Sachs International	08/22/19	635
USD	396,823	NZD	601,000	Goldman Sachs International	08/22/19	2,037
USD	308,935	NZD	461,000	JPMorgan Chase Bank N.A.	08/22/19	6,113
USD	682,993	NZD	1,017,000	JPMorgan Chase Bank N.A.	08/22/19	14,944
USD	1,546,006	SGD	2,109,000	HSBC Bank PLC	08/22/19	10,809
USD	140,722	SGD	191,000	JPMorgan Chase Bank N.A.	08/22/19	1,688
USD	2,387,094	SGD	3,245,000	JPMorgan Chase Bank N.A.	08/22/19	24,972
USD	123,540	TWD	3,838,000	Morgan Stanley & Co. International PLC	08/22/19	224
USD	374,476	ZAR	5,234,000	JPMorgan Chase Bank N.A.	08/22/19	10,450
USD	2,151,758	KRW	2,540,000,000	JPMorgan Chase Bank N.A.	09/18/19	10,927
USD	3,174,238	CLP	2,208,000,000	Bank of America N.A.	09/23/19	37,035

						551,398

AUD	3,221,000	USD	2,253,921	BNP Paribas S.A.	08/22/19	(49,590)
AUD	356,000	USD	245,743	Barclays Bank PLC	08/22/19	(2,110)
AUD	288,000	USD	198,130	JPMorgan Chase Bank N.A.	08/22/19	(1,034)
AUD	1,550,000	USD	1,081,001	JPMorgan Chase Bank N.A.	08/22/19	(20,239)
BRL	1,165,000	USD	309,349	BNP Paribas S.A.	08/22/19	(4,489)
BRL	721,000	USD	191,167	Morgan Stanley & Co. International PLC	08/22/19	(2,493)
CAD	83,000	USD	63,714	BNP Paribas S.A.	08/22/19	(800)
CAD	1,033,000	USD	784,740	Barclays Bank PLC	08/22/19	(1,725)
CAD	1,720,000	USD	1,320,000	Deutsche Bank AG	08/22/19	(16,238)
CAD	605,000	USD	459,341	JPMorgan Chase Bank N.A.	08/22/19	(750)
CHF	1,520,000	EUR	1,386,042	JPMorgan Chase Bank N.A.	08/22/19	(6,087)
COP	2,580,051,000	USD	806,316	JPMorgan Chase Bank N.A.	08/22/19	(20,899)
COP	1,212,936,000	USD	377,342	Morgan Stanley & Co. International PLC	08/22/19	(8,101)
EUR	599,617	CHF	664,000	Goldman Sachs International	08/22/19	(3,843)
EUR	881,083	CHF	971,000	Goldman Sachs International	08/22/19	(927)
EUR	1,766,000	USD	1,969,297	Barclays Bank PLC	08/22/19	(11,221)
EUR	4,970,583	USD	5,615,891	Citibank N.A.	08/22/19	(104,691)
EUR	104,000	USD	116,998	JPMorgan Chase Bank N.A.	08/22/19	(1,687)
EUR	852,000	USD	950,659	JPMorgan Chase Bank N.A.	08/22/19	(5,993)
GBP	211,000	USD	258,319	Barclays Bank PLC	08/22/19	(1,474)
GBP	440,000	USD	547,606	Deutsche Bank AG	08/22/19	(12,003)
HUF	180,383,000	EUR	554,123	Deutsche Bank AG	08/22/19	(1,413)
HUF	632,822,000	EUR	1,940,631	JPMorgan Chase Bank N.A.	08/22/19	(1,241)
IDR	3,821,393,000	USD	272,842	BNP Paribas S.A.	08/22/19	(2,042)
IDR	13,276,925,000	USD	941,579	BNP Paribas S.A.	08/22/19	(722)
INR	48,205,000	USD	699,460	Morgan Stanley & Co. International PLC	08/22/19	(2,305)
JPY	49,929,000	USD	460,261	JPMorgan Chase Bank N.A.	08/22/19	(651)
JPY	91,409,000	USD	846,799	JPMorgan Chase Bank N.A.	08/22/19	(5,355)
MXN	2,752,000	USD	143,525	Goldman Sachs International	08/22/19	(399)
NOK	2,010,000	EUR	207,208	Barclays Bank PLC	08/22/19	(2,665)
NOK	1,466,000	EUR	150,028	JPMorgan Chase Bank N.A.	08/22/19	(724)

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	301,000	USD	199,343	Barclays Bank PLC	08/22/19	$(1,621)
NZD	912,000	USD	608,620	Barclays Bank PLC	08/22/19	(9,544)
NZD	231,000	USD	152,712	JPMorgan Chase Bank N.A.	08/22/19	(972)
PLN	5,901,000	EUR	1,385,898	Credit Suisse International	08/22/19	(13,427)
PLN	12,442,000	EUR	2,909,689	Deutsche Bank AG	08/22/19	(14,545)
RUB	29,365,000	USD	463,185	JPMorgan Chase Bank N.A.	08/22/19	(3,240)
RUB	101,187,000	USD	1,595,582	JPMorgan Chase Bank N.A.	08/22/19	(10,687)
SEK	2,916,000	EUR	276,122	Barclays Bank PLC	08/22/19	(3,877)
SEK	10,189,000	EUR	970,189	Citibank N.A.	08/22/19	(19,502)
SEK	4,146,000	EUR	393,772	Goldman Sachs International	08/22/19	(6,819)
SEK	11,028,000	EUR	1,045,251	HSBC Bank PLC	08/22/19	(15,756)
SEK	1,741,000	EUR	163,247	JPMorgan Chase Bank N.A.	08/22/19	(528)
TWD	15,458,000	USD	498,533	JPMorgan Chase Bank N.A.	08/22/19	(1,862)
USD	309,205	PHP	15,835,000	BNP Paribas S.A.	08/22/19	(1,608)
USD	996,995	PHP	51,099,000	Morgan Stanley & Co. International PLC	08/22/19	(5,988)
USD	356,090	THB	11,000,000	HSBC Bank PLC	08/22/19	(1,740)
USD	1,183,287	THB	36,556,000	HSBC Bank PLC	08/22/19	(5,879)
ZAR	665,000	USD	47,428	Citibank N.A.	08/22/19	(1,177)
USD	1,565,309	IDR	22,632,808,000	Citibank N.A.	09/18/19	(29,499)
USD	1,627,740	MXN	31,620,000	State Street Bank and Trust Co.	09/18/19	(9,480)
USD	2,159,073	ZAR	32,300,000	BNP Paribas S.A.	09/18/19	(80,034)

						(531,696)

	Net Unrealized Appreciation					$19,702

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month JIBAR, 6.83%	Quarterly	7.52%	Quarterly	09/18/19	09/18/24	ZAR	36,500	$41,431	$46	$41,385

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date (a)	Termination Date				Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty			Notional Amount (000)		Value
6-Month BIBOR, 0.30%	Semi-Annual	1.97%	Semi-Annual	Goldman Sachs Bank USA	09/18/19	09/18/24	THB	67,000	$48,705	$—	$48,705
3-Month KRW LIBOR, 1.51%	Quarterly	1.76%	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	2,498,410	57,510	—	57,510
3-Month KLIBOR, 3.46%	Quarterly	3.70%	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	MYR	18,400	78,004	—	78,004
3-Month TWD Secondary Bank Rate, 0.66%	Quarterly	0.88%	Quarterly	Bank of America N.A.	09/18/19	09/18/24	TWD	62,010	16,314	—	16,314

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency		Effective Date (a)
1-Day CLP Interbank Rate, 3.18%	Quarterly	3.77%	Quarterly	Goldman Sachs Bank USA	09/23/19	09/23/24	CLP	1,572,890	$141,527	$—	$141,527

									$342,060	$—	$342,060

(a)	Forward swap.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Goldman Sachs Bank USA	11/20/18-02/28/23	$50,082,430	$2,615,772	(b)	$52,198,950	33.1%
	UBS AG	08/15/19	51,654,649	1,636,146	(c)	52,766,989	34.2

			$101,737,079	$4,251,918		$104,965,939

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

ZAR — 1D Rand Overnight Interest Rate Fixing (RAONON)

(b)	Amount includes $499,252 of net dividends and financing fees.
(c)	Amount includes $523,806 of net dividends and financing fees.

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2019 expiration dates 11/20/18 — 02/28/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Ambev SA	136,400	$719,465	1.4%
Cia Siderurgica Nacional SA	11,750	50,894	0.1
Iochpe-Maxion SA	62,600	358,080	0.7

		1,128,439

China
Alibaba Group Holding Ltd. — ADR	13,930	2,411,422	4.6
Anhui Expressway Co. Ltd., Class H	8,000	4,861	0.0
China Mobile Ltd. — ADR	34,848	1,484,525	2.9
JD.com, Inc. — ADR	75,487	2,257,816	4.3
Lenovo Group Ltd.	2,188,000	1,760,582	3.4
Li Ning Co. Ltd.	196,500	484,452	0.9
Luye Pharma Group Ltd.	566,500	437,439	0.8
Sinopec Shanghai Petrochemical Co. Ltd., Class H	210,000	73,265	0.2
Tencent Holdings Ltd.	25,600	1,192,780	2.3
Tingyi Cayman Islands Holding Corp.	448,000	668,602	1.3
Vipshop Holdings Ltd. — ADR	77,830	591,508	1.1
Weichai Power Co. Ltd., Class H	311,000	479,185	0.9
Yum China Holdings, Inc.	53,467	2,432,749	4.7
Zijin Mining Group Co. Ltd., Class H	1,842,000	737,189	1.4

		15,016,375

Czech Republic
Komercni Banka AS	2,571	99,175	0.2

Hong Kong
Beijing Enterprises Holdings Ltd.	67,500	329,549	0.6
China Mobile Ltd.	20,500	174,340	0.3
Haier Electronics Group Co. Ltd.	195,000	458,305	0.9

		962,194

Hungary
OTP Bank Nyrt	10,197	424,664	0.8

Mexico
Gentera SAB de CV	222,100	183,347	0.3
Grupo Aeroportuario del Centro Norte SAB de CV	161,337	993,510	1.9

	Shares	Value	% of Basket Value

Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	10,234	$504,741	1.0%

		1,681,598

Netherlands
Yandex NV, Class A	41,977	1,646,338	3.2

Peru
Credicorp Ltd.	6,960	1,517,210	2.9

Philippines
Ayala Corp.	2,725	51,150	0.1
Metropolitan Bank & Trust Co.	4	6	0.0

		51,156

Poland
Bank Polska Kasa Opieki SA	25,266	671,198	1.3
Polski Koncern Naftowy ORLEN SA	35,436	887,899	1.7
Powszechna Kasa Oszczednosci Bank Polski SA	95,824	1,009,078	2.0
Powszechny Zaklad Ubezpieczen SA	35,575	382,593	0.7
Santander Bank Polska SA	5,586	470,111	0.9

		3,420,879

Qatar
Barwa Real Estate Co.	216,750	211,563	0.4
Masraf Al Rayan QSC	66,310	69,401	0.1
Qatar Electricity & Water Co. QSC	40,230	171,610	0.3
Qatar Islamic Bank SAQ	65,480	293,765	0.6

		746,339

Russia
Alrosa PJSC	381,690	488,114	0.9
Inter RAO UES PJSC	6,717,000	471,032	0.9
Lukoil PJSC — ADR	12,077	991,136	1.9
Magnit PJSC — GDR	4,792	69,484	0.1
Mobile TeleSystems PJSC — ADR	9,995	81,659	0.2
Sistema PJSC FC — GDR	45,667	174,982	0.3
Unipro PJSC	3,029,000	126,590	0.3

		2,402,997

South Africa
Anglo American Platinum Ltd.	8,305	493,018	1.0
AngloGold Ashanti Ltd.	9,052	155,556	0.3
Barloworld Ltd.	112,978	948,011	1.8
Gold Fields Ltd.	3,008	15,363	0.0
Massmart Holdings Ltd.	3,221	11,509	0.0

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

	Shares	Value	% of Basket Value

South Africa (continued)
Standard Bank Group Ltd.	13,694	$170,272	0.3%

		1,793,729

South Korea
Green Cross Corp.	1,320	119,137	0.2
KT Corp.	1,185	27,700	0.1
KT Corp. — ADR	128,501	1,516,312	2.9
LG Electronics, Inc.	10,566	578,585	1.1

		2,241,734

Taiwan
Chailease Holding Co. Ltd.	512,692	2,150,756	4.1
China Life Insurance Co. Ltd.	811,823	669,022	1.3
Delta Electronics, Inc.	291,000	1,404,699	2.7
Elan Microelectronics Corp.	138,600	353,269	0.7
Innolux Corp.	4,529,000	1,047,132	2.0
Largan Precision Co. Ltd.	15,000	2,027,677	3.9
Novatek Microelectronics Corp.	305,000	1,610,725	3.1
Radiant Opto-Electronics Corp.	401,000	1,575,844	3.0
Realtek Semiconductor Corp.	288,000	1,912,701	3.6
Taiwan Semiconductor Manufacturing Co. Ltd.	202,000	1,661,056	3.2
Uni-President Enterprises Corp.	850,000	2,200,196	4.2
Yuanta Financial Holding Co. Ltd.	93	52	0.0

		16,613,129

Turkey
Haci Omer Sabanci Holding AS	111,349	196,442	0.4

United Kingdom
Quilter PLC	128,248	224,420	0.4

United States
Genpact Ltd.	51,213	2,032,132	3.9

Total Reference Entity — Long			52,198,950

Net Value of Reference Entity — Goldman Sachs & Co.			$52,198,950

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2019 expiration dates 08/15/19:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Ambev SA	94,350	$497,665	0.9%
Cia Brasileira de Distribuicao, Preference Shares	67,400	1,652,173	3.1

	Shares	Value	% of Basket Value

Brazil (continued)
Cia Siderurgica Nacional SA	2,850	$12,344	0.0%
Hypera SA	36,337	287,356	0.5
Iochpe-Maxion SA	72,550	414,995	0.8
Itau Unibanco Holding SA, Preference Shares	93,900	856,734	1.6
JBS SA	182,100	1,188,122	2.3
Randon SA Implementos e Participacoes, Preference Shares	189,300	491,560	0.9
TIM Participacoes SA	24,808	79,436	0.2
Ultrapar Participacoes SA	16,000	83,389	0.2

		5,563,774

Chile
Cia Cervecerias Unidas SA	3,798	53,246	0.1

China
Anhui Expressway Co. Ltd., Class H	176,000	106,930	0.2
BYD Electronic International Co. Ltd.	704,500	1,100,227	2.1
China Communications Services Corp. Ltd., Class H	1,040,000	724,058	1.4
China Petroleum & Chemical Corp., Class H	508,000	326,141	0.6
China Unicom Hong Kong Ltd.	1,910,000	1,860,826	3.5
GF Securities Co. Ltd., Class H, Class H	59,400	66,620	0.1
Lenovo Group Ltd.	574,000	461,871	0.9
Lonking Holdings Ltd.	1,793,000	465,110	0.9
New China Life Insurance Co. Ltd., Class H	166,600	826,373	1.6
PetroChina Co. Ltd., Class H	386,000	204,736	0.4
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,484,000	517,742	1.0
Sinopharm Group Co. Ltd., Class H	51,600	190,744	0.4
Tencent Holdings Ltd.	36,500	1,700,643	3.2
Tianneng Power International Ltd.	720,000	574,853	1.1
Tingyi Cayman Islands Holding Corp.	294,000	438,770	0.8
Tsingtao Brewery Co. Ltd., Class H	10,000	58,488	0.1
Weichai Power Co. Ltd., Class H	799,000	1,231,089	2.3
Zijin Mining Group Co. Ltd., Class H	1,762,000	705,173	1.3

		11,560,394

Colombia
Almacenes Exito SA	763	4,047	0.0
Cementos Argos SA	1,951	4,573	0.0
Corp. Financiera Colombiana SA	212	1,746	0.0
Ecopetrol SA	26,107	23,394	0.1

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value

Colombia (continued)
Grupo Argos SA	1,923	$9,858	0.0%
Grupo de Inversiones Suramericana SA	1,587	16,688	0.0
Interconexion Electrica SA	4,360	23,654	0.1

		83,960

Czech Republic
Komercni Banka AS	7,650	295,095	0.6

Greece
Alpha Bank AE	24,775	48,089	0.1
Eurobank Ergasias SA	32,070	31,277	0.1
FF Group	1,346	15	0.0
Hellenic Telecommunications Organization SA	4,262	58,692	0.1
JUMBO SA	2,541	49,801	0.1
Motor Oil Hellas Corinth Refineries SA	875	21,697	0.0
OPAP SA	6,058	68,184	0.1

		277,755

Hong Kong
Beijing Enterprises Holdings Ltd.	17,500	85,439	0.2
Beijing Enterprises Water Group Ltd.	792,000	416,866	0.8
China Everbright Ltd.	388,000	512,541	1.0
China Mobile Ltd.	143,000	1,216,125	2.3
Haier Electronics Group Co. Ltd.	416,000	977,718	1.8

		3,208,689

Hungary
OTP Bank Nyrt	39,149	1,630,397	3.1

Indonesia
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	1,003,800	227,013	0.4

Malaysia
Alliance Bank Malaysia Bhd	104,000	92,510	0.2

Peru
Hochschild Mining PLC	315,221	790,534	1.5

Philippines
Ayala Corp.	35,285	662,316	1.3

Poland
Bank Millennium SA	158,982	310,298	0.6
Bank Polska Kasa Opieki SA	40,540	1,076,956	2.0
Polski Koncern Naftowy ORLEN SA	841	21,073	0.0
Powszechna Kasa Oszczednosci Bank Polski SA	87,852	925,128	1.8

	Shares	Value	% of Basket Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	7,936	$85,348	0.2%

		2,418,803

Russia
Aeroflot PJSC	144,360	242,552	0.4
Alrosa PJSC	155,420	198,755	0.4
Inter RAO UES PJSC	11,965,801	839,106	1.6
LUKOIL PJSC	20,531	1,679,388	3.2
Lukoil PJSC — ADR	15,643	1,283,790	2.4
Magnit PJSC — GDR	3,409	49,431	0.1
Magnitogorsk Iron & Steel Works PJSC	814,216	546,662	1.0
Novatek PJSC — GDR	1,726	360,131	0.7
Severstal PJSC	4,140	66,816	0.1
Sistema PJSC FC — GDR	9,602	36,792	0.1

		5,303,423

South Africa
Anglo American Platinum Ltd.	24,589	1,459,701	2.8
Barloworld Ltd.	20,048	168,225	0.3
Gold Fields Ltd.	15,993	81,683	0.1
Massmart Holdings Ltd.	32,619	116,547	0.2
Naspers Ltd., Class N	1,460	355,890	0.7
Nedbank Group Ltd.	27,227	454,959	0.8
Pick n Pay Stores Ltd.	109,819	509,598	1.0
Spar Group Ltd.	110,070	1,406,929	2.7
Standard Bank Group Ltd.	85,928	1,068,437	2.0

		5,621,969

South Korea
Green Cross Corp.	5,243	473,209	0.9
Hotel Shilla Co. Ltd.	3,707	244,296	0.5
Hyundai Marine & Fire Insurance Co. Ltd.	31,588	744,865	1.4
KB Financial Group, Inc.	7,533	275,269	0.5
LG Electronics, Inc.	16,803	920,118	1.7
LG Electronics, Inc., Preference Shares	4,068	94,600	0.2
NongShim Co. Ltd.	987	195,553	0.4
POSCO	5,886	1,109,408	2.1
Posco ICT Co. Ltd.	1	4	0.0
Samsung Electronics Co. Ltd.	50,049	1,895,591	3.6

		5,952,913

Thailand
Bangkok Chain Hospital PCL	1,010,200	505,839	0.9
CP ALL PCL	753,800	2,105,204	4.0

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

	Shares	Value	% of Basket Value

Thailand (continued)
Sino-Thai Engineering & Construction PCL	1,780,000	$1,475,858	2.8%

		4,086,901

Turkey
Akbank TAS	889,817	1,190,312	2.3
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,579	36,799	0.1
Haci Omer Sabanci Holding AS	573,715	1,012,151	1.9
Tekfen Holding AS	84,384	356,345	0.7
Turk Telekomunikasyon AS	510,207	491,333	0.9
Turkiye Sinai Kalkinma Bankasi AS	1,926,691	286,535	0.5
Vestel Elektronik Sanayi ve Ticaret AS	96,689	162,957	0.3

		3,536,432

United Kingdom
Anglo American PLC	18,401	450,002	0.9
Mondi PLC	40,442	877,763	1.7
Quilter PLC	41,774	73,100	0.1

		1,400,865

Total Reference Entity — Long		52,766,989

Net Value of Reference Entity — UBS AG		$52,766,989

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments . These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:	$6,434,373	$—	$—	$6,434,373
Corporate Bonds	—	5,057,504	—	5,057,504
Foreign Agency Obligations	—	69,935,586	869,120	70,804,706
Short-Term Securities	65,718,170	—	—	65,718,170

	$72,152,543	$74,993,090	$869,120	$148,014,753

Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$4,251,918	$—	$4,251,918
Forward foreign currency contracts	—	551,398	—	551,398
Interest rate contracts	—	383,445	—	383,445
Liabilities:
Forward foreign currency contracts	—	(531,696)	—	(531,696)

	$—	$4,655,065	$—	$4,655,065

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13